Schedule of allowance for expected credit losses accounts (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Credit Loss [Abstract]
Allowance for expected credit losses, beginning balance	$ 7,233	$ 9,802	$ 9,102
Addition			7,619
Write-off / recovery			(6,919)
Allowance for expected credit losses, ending balance	$ 7,233	$ 9,802	$ 9,802